Borrowings (Details 3) (CNY)	12 Months Ended	24 Months Ended	12 Months Ended	24 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 agreement	Dec. 31, 2014	Dec. 31, 2014 agreement	Sep. 30, 2014
Long-term borrowing
Total long-term borrowings outstanding	486,209,252		953,354,908	953,354,908
Undrawn loan facilities			175,237,916	175,237,916
Long-term bank borrowing guaranteed by a third-party guarantee agent [Member]
Long-term borrowing
Total long-term borrowings outstanding	40,000,000		56,000,000	56,000,000
Maximum borrowing capacity	80,000,000
Interest rate (as a percent)	6.77%		6.77%	6.77%
Frequency of periodic payment	quarterly
Principal and interest payment period	3 years
Collateral percentage of consolidated subsidiary's equity interest	20.73%		13.47%	13.47%
Collateral percentage of the Company's consolidated net assets	10.30%		5.51%	5.51%
Long-term borrowings collateralized by vehicles [Member]
Long-term borrowing
Total long-term borrowings outstanding	446,209,252		579,909,183	579,909,183
Long-term borrowings collateralized by vehicles [Member] | Automobile financing company borrowings 2011 and 2012 [Member]
Long-term borrowing
Total long-term borrowings outstanding	6,268,988
Frequency of periodic payment		monthly
Principal and interest payment period		3 years
Numbers of long-term borrowing agreements		4
Principal amount		23,148,510
Minimum interest rate		10.20%
Maximum interest rate		10.50%
Collateral to secure certain long-term borrowing arrangements		35,784,456
Long-term borrowings collateralized by vehicles [Member] | Several third party financing companies borrowings 2013 and 2014 [Member]
Long-term borrowing
Total long-term borrowings outstanding	339,745,323		284,879,633	284,879,633
Frequency of periodic payment	monthly
Principal and interest payment period	3 years		3 years
Principal amount	446,366,880		446,366,880	446,366,880
Minimum interest rate	8.60%		8.60%
Maximum interest rate	13.00%		13.00%
Collateral to secure certain long-term borrowing arrangements	386,339,169		429,273,049	429,273,049
Long-term borrowings collateralized by vehicles [Member] | Third party financing company borrowings 2013 and 2014 [Member]
Long-term borrowing
Total long-term borrowings outstanding	100,194,941		295,029,550	295,029,550
Interest rate (as a percent)	11.00%		11.00%	11.00%
Frequency of periodic payment	quarterly		quarterly
Collateral percentage of consolidated subsidiary's equity interest			100.00%	100.00%
Collateral percentage of the Company's consolidated net assets			1.33%	1.33%
Numbers of long-term borrowing agreements				2
Collateral to secure certain long-term borrowing arrangements	101,792,920		297,292,920	297,292,920
Maturity term				3 years
Long-term bank borrowings with receivable pledged as collateral [Member]
Long-term borrowing
Total long-term borrowings outstanding			317,445,725	317,445,725
Long-term bank borrowings with receivable pledged as collateral [Member] | Bank borrowings September and December 2014 [Member]
Long-term borrowing
Total long-term borrowings outstanding			174,318,690	174,318,690
Frequency of periodic payment			monthly
Principal and interest payment period			3 years
Numbers of long-term borrowing agreements			5
Long-term bank borrowings with receivable pledged as collateral [Member] | Bank borrowings September and December 2014 [Member] | Minimum [Member]
Long-term borrowing
Minimum interest rate			6.60%
Long-term bank borrowings with receivable pledged as collateral [Member] | Bank borrowings September and December 2014 [Member] | Maximum [Member]
Long-term borrowing
Maximum interest rate			6.77%
Long-term bank borrowings with receivable pledged as collateral [Member] | Bank loan facility September 2014 [Member]
Long-term borrowing
Total long-term borrowings outstanding			143,127,035	143,127,035
Maximum borrowing capacity					155,000,000
Interest rate (as a percent)			6.72%	6.72%
Frequency of periodic payment			monthly
Principal and interest payment period			3 years